Equity (Deficit) - Summary of Government Contributions to Petroleos Mexicanos through the Ministry of Energy (Detail) $ in Thousands	9 Months Ended
Sep. 30, 2021 MXN ($)
Disclosure Of Government Contributions [Line Items]
Construction of the Dos Bocas Refinery	$ 71,130,000
Payment of debt	96,720,000
January 22, 2021 [member]
Disclosure Of Government Contributions [Line Items]
Construction of the Dos Bocas Refinery	12,000,000
February 11, 2021 [member]
Disclosure Of Government Contributions [Line Items]
Construction of the Dos Bocas Refinery	10,000,000
February 24, 2021 [member]
Disclosure Of Government Contributions [Line Items]
Payment of debt	32,062,000
March 5, 2021 [member]
Disclosure Of Government Contributions [Line Items]
Construction of the Dos Bocas Refinery	7,000,000
March 26, 2021 [member]
Disclosure Of Government Contributions [Line Items]
Construction of the Dos Bocas Refinery	2,000,000
April 5, 2021 [member]
Disclosure Of Government Contributions [Line Items]
Construction of the Dos Bocas Refinery	5,000,000
April 26, 2021 [member]
Disclosure Of Government Contributions [Line Items]
Construction of the Dos Bocas Refinery	2,050,000
May 3, 2021 [Member]
Disclosure Of Government Contributions [Line Items]
Construction of the Dos Bocas Refinery	7,000,000
May 4, 2021 [Member]
Disclosure Of Government Contributions [Line Items]
Payment of debt	32,062,000
June 21, 2021 [Member]
Disclosure Of Government Contributions [Line Items]
Construction of the Dos Bocas Refinery	4,000,000
July 5, 2021 [Member]
Disclosure Of Government Contributions [Line Items]
Construction of the Dos Bocas Refinery	4,000,000
July 22, 2021 [Member]
Disclosure Of Government Contributions [Line Items]
Construction of the Dos Bocas Refinery	3,780,000
August 2, 2021 [Member]
Disclosure Of Government Contributions [Line Items]
Payment of debt	32,596,000
August 9, 2021 [Member]
Disclosure Of Government Contributions [Line Items]
Construction of the Dos Bocas Refinery	1,500,000
August 17, 2021 [Member]
Disclosure Of Government Contributions [Line Items]
Construction of the Dos Bocas Refinery	1,500,000
August 25, 2021 [Member]
Disclosure Of Government Contributions [Line Items]
Construction of the Dos Bocas Refinery	2,000,000
August 31, 2021 [Member]
Disclosure Of Government Contributions [Line Items]
Construction of the Dos Bocas Refinery	4,000,000
September 10, 2021 [Member]
Disclosure Of Government Contributions [Line Items]
Construction of the Dos Bocas Refinery	1,500,000
September 17, 2021 [Member]
Disclosure Of Government Contributions [Line Items]
Construction of the Dos Bocas Refinery	2,000,000
September 27, 2021 [Member]
Disclosure Of Government Contributions [Line Items]
Construction of the Dos Bocas Refinery	$ 1,800,000